Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 49.3%	Shares	Value
Invesco QQQ Trust, Series 1 (Cost $62,382,837)	165,000	$ 62,368,350

MONEY MARKET FUNDS - 95.6%	Shares	Value
First American Government Obligations Fund - Class X, 5.25% (a) (Cost $120,825,922)	120,825,922	$ 120,825,922

Investments at Value - 144.9% (Cost $183,208,759)		$ 183,194,272

Liabilities in Excess of Other Assets - (44.9%)		(56,741,547)

Net Assets - 100.0%		$ 126,452,725

(a)	The rate shown is the 7-day effective yield as of August 31, 2023.

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 52.7%	Shares	Value
Invesco QQQ Trust, Series 1 (Cost $20,128,090)	66,000	$ 24,947,340

MONEY MARKET FUNDS - 47.0%	Shares	Value
First American Government Obligations Fund - Class X, 5.25% (a) (Cost $22,260,698)	22,260,698	$ 22,260,698

Investments at Value - 99.7% (Cost $42,388,788)		$ 47,208,038

Other Assets in Excess of Liabilities - 0.3%		116,351

Net Assets - 100.0%		$ 47,324,389

(a)	The rate shown is the 7-day effective yield as of August 31, 2023.